Inventory	12 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Inventory

3. Inventory

Inventory consists of the following:

(in thousands)	June 30, 2023	June 30, 2022
Bulk wine, spirits and cider	$84,602	$88,978
Bottled wine, spirits and cider	100,075	86,785
Bottling and packaging supplies	15,690	16,328
Nonwine inventory	996	831
Total inventories	$201,363	$192,922

For the years ended June 30, 2023 and 2022, the Company recognized an expense related to reducing inventory to its net realizable value of $10.8 million and $3.7 million, respectively. In addition, for the year ended June 30, 2022, the Company wrote down $12.4 million of inventory related to fiscal inventory count adjustments and $3.0 million related to additional remediation efforts.

For the years ended June 30, 2023 and 2022, the Company's inventory balances are presented net of inventory reserves of $0.6 million and $2.2 million, respectively, for bulk wine, spirits and cider inventory, $3.2 million and $1.8 million, respectively, for bottled wine, spirits and cider inventory and $0.6 million and $0.4 million, respectively, for bottling and packaging supplies inventory. The gross value of bulk wine inventory reflects the writedown of $6.2 million that was recognized in the quarter ended March 31, 2023.

In relation to various events related to weather and wildfires that damaged inventory, the Company received insurance and litigation proceeds of $2.3 million and $3.0 million for the years ended June 30, 2023 and 2022, respectively.